ORGANIZATION, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Organization Basis Of Presentation And Going Concern Details Narrative
Date of incorporation	Mar. 28, 2007	Mar. 28, 2007
State of incorporation	Nevada	Nevada
Stockholders' deficit	$ (1,529,555)	$ (2,795,180)	$ (1,769,797)	$ 242,650
Accumulated deficit	$ (26,594,992)	$ (26,318,885)	$ (23,377,328)